Statement of Changes in Net Income and Plan Equity $ in Thousands	EBP 001 USD ($)
Plan equity, at the beginning of the year at Dec. 31, 2022	$ 1,202
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Participants' contributions	10,208
Distributions for stock purchases	(10,276)
Net increase (decrease)	(68)
Plan equity, at the end of the year at Dec. 31, 2023	1,134
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Participants' contributions	9,671
Distributions for stock purchases	(10,055)
Net increase (decrease)	(384)
Plan equity, at the end of the year at Dec. 31, 2024	750
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Participants' contributions	9,861
Distributions for stock purchases	(9,837)
Net increase (decrease)	24
Plan equity, at the end of the year at Dec. 31, 2025	$ 774